Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income from continuing operations	$ (10,598)	$ 123	$ (5,983)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Allowance for (recovery of) credit losses	(3)	(119)	100
Depreciation and amortization	29	963	808
Amortization of right-of-use assets	2	14	17
Share-based compensation	518	5	60
Loss (gains) from long-term investments	3,749	(114)	2,670
Cost of non-deductible input VAT that generated in prior years	7	132	27
Write-off non-deductible input VAT	2,425
Changes in operating assets and liabilities:
Accounts receivable	22	1,338	737
Prepayments			628
Other current assets	(3,081)	1,136	2,422
Long-term deposits		371	142
Accounts payable	(159)	(4,173)	(2,591)
Accrued expenses and other current payables	(287)	(430)	(457)
Deferred revenue	(23)	(453)	4,317
Amount due to related parties		(87)	76
Taxes payable	(343)	(370)	(1,098)
Lease liabilities	(6)	(13)	(17)
Net cash provided by (used in) continuing operating activities	(7,748)	(1,677)	1,858
Net cash (used in) provided by discontinued operating activities	30,469	(140)	(1,244)
Net cash provided by (used in) operating activities	22,721	(1,817)	614
Cash flows from investing activities:
Purchase of property and equipment	(24,278)
Disposal of long-term investments	27,371
Cash decrease due to deconsolidation	(20)
Net cash provided by continuing investing activities	3,073
Net cash used in discontinued investing activities	(32,296)
Net cash used in investing activities	(29,223)
Cash flows from financing activities:
Cash received from short-term bank loans			10,745
Cash repaid for short-term bank loans		(12,822)	(11,942)
Cash repaid to third party			(537)
Cash received from loans due to related parties	228	11,600	1,098
Cash received from loans due to third parties			2,449
Loans provided to related parties			(601)
Proceeds from issuance of ordinary shares through private offerings	5,700
Net cash provided by (used in) continuing financing activities	5,928	(1,222)	1,212
Net cash provided by discontinued financing activities	227
Net cash provided by (used in) financing activities	6,155	(1,222)	1,212
Effect of exchange rate changes	290	509	(695)
Net change in cash, cash equivalents and restricted cash	(57)	(2,530)	1,131
Cash, cash equivalents and restricted cash - beginning of year	170	2,700	1,569
Cash, cash equivalents and restricted cash - end of year	113	170	2,700
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of year		20	198
Total cash, cash equivalents and restricted cash of continuing operations at end of year	113	150	2,502
Supplemental disclosure of cash flow information:
Income tax paid			12
Interests paid			838
Supplemental non-cash information:
Shares issued for purchase of property and equipment			34,179
Shares issued to repay amounts due to related parties upon execution of offset agreement	7,552
Shares repurchased for subsidiary disposal	1,569
Cash and cash equivalents	111	150	2,502
Restricted cash	2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 113	$ 150	$ 2,502